                               [Nationwide Logo]


                                  NATIONWIDE(R)
                                    VARIABLE
                                    ACCOUNT-4


                                  ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                DECEMBER 31, 1998


                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO

APO - 1882 - U (12/98)

                 [NATIONWIDE LIFE INSURANCE COMPANY LETTERHEAD]

                          [Photo of Joseph J. Gasper]

                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 1998 annual report of the Nationwide Variable Account-4.

Equity markets again defied the odds in 1998 to tally a fourth straight year of double-digit gains, as measured by the major indices. This surprise came following the breathtaking correction during the third quarter that gave us a broad double-digit retreat. Fixed income investments also provided respectable returns in 1998, supported by the continued low inflationary environment and favorable Federal Reserve actions.

The performance of the American economy continues strong into 1999. However, we believe the persisting slump in Asia and recent difficulties in Latin America will inevitably take their toll and dampen growth in the United States. This moderation, we think, will be healthy for our economy and get us back to a more sustainable growth level. We look for interest rates to continue within the range of the recent past, and we expect inflation to remain subdued. Moreover, we remain optimistic about long-term prospects for U.S. business activity; holders of financial assets should continue to profit from the anticipated favorable investment climate.

We are pleased you have chosen our Company to provide the investment products and services to help you meet your retirement savings and financial planning goals.


                              /s/ Joseph J. Gasper
                              --------------------
                              Joseph J. Gasper, President
                                February 16, 1999

                          NATIONWIDE VARIABLE ACCOUNT-4

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1998




ASSETS:

   Investments at market value:
      Greenwich SSF - Intermediate High Grade Portfolio (GSSFIHiGr)
         3,010 shares (cost $32,415) ......................................................   $    32,807

      Greenwich SSF - Total Return Portfolio (GSSFTotRt)
         14,345 shares (cost $241,528) ....................................................       251,754

      Smith Barney VAF - The Income and Growth Portfolio (SBVAFIncGro)
         983,646 shares (cost $14,385,085) ................................................    13,751,369

      Smith Barney VAF - The Reserve Account Portfolio (SBVAFResAcct)
         7,669 shares (cost $69,230) ......................................................        56,444

      Smith Barney VAF - The U.S. Government/
      High Quality Securities Portfolio (SBVAFUSGovHQ)
        93,567 shares (cost $1,153,045) ...................................................       973,097

      Travelers Series Fund Inc. - Smith Barney International Equity Portfolio (TSFSBIntEq)
         16,124 shares (cost $219,047) ....................................................       221,548

      Travelers Series Fund Inc. - Smith Barney Large Cap Value Portfolio (TSFSBLgCapVal)
         11,438 shares (cost $218,405) ....................................................       231,167

      Travelers Series Fund Inc. - Smith Barney Money Market Portfolio (TSFSBMMkt)
         114,024 shares (cost $114,024) ...................................................       114,024
                                                                                              -----------

            Total investments .............................................................    15,632,210

   Accounts receivable ....................................................................           245
                                                                                              -----------

            Total assets ..................................................................    15,632,455

Accounts Payable ..........................................................................         6,369
                                                                                              -----------

Contract Owners' Equity ...................................................................   $15,626,086
                                                                                              ===========

                                                                                                            ANNUAL
Contract owners' equity represented by:                  UNITS         UNIT VALUE                           RETURN*
                                                         -----         ----------                           -------
   Contracts in accumulation phase:

      Greenwich SSF - Intermediate High
      Grade Portfolio:
      Non-tax qualified .......................          2,790        $ 11.756940   $     32,802              5%

   Greenwich SSF - Total Return Portfolio:
      Tax qualified ...........................          3,632          14.926907         54,215              4%
      Non-tax qualified .......................         13,232          14.926907        197,513              4%

   Smith Barney VAF - The Income and
   Growth Portfolio:
      Tax qualified ...........................         82,210          31.283174      2,571,790             11%
      Non-tax qualified .......................        350,416          31.283174     10,962,125             11%

   Smith Barney VAF - The Reserve
   Account Portfolio:
      Tax qualified ...........................          1,285          13.595516         17,470             (2)%
      Non-tax qualified .......................          2,866          13.595516         38,965             (2)%

   Smith Barney VAF - The U.S. Government/
   High Quality Securities Portfolio:
      Tax qualified ...........................         11,550          16.008820        184,902             (1)%
      Non-tax qualified .......................         48,945          16.008820        783,552             (1)%

   Travelers Series Fund Inc. - Smith Barney
   International Equity Portfolio:
      Tax qualified ...........................          4,013          12.456037         49,986              5%
      Non-tax qualified .......................         13,773          12.456037        171,557              5%

   Travelers Series Fund Inc. - Smith Barney
   Large Cap Value Portfolio:
      Tax qualified ...........................          5,403          15.325439         82,803              8%
      Non-tax qualified .......................          9,683          15.325439        148,396              8%

   Travelers Series Fund Inc. - Smith Barney
   Money Market Portfolio:
      Non-tax qualified .......................         10,146          11.263994        114,284              4%
                                                      ========          ========

Reserves for annuity contracts in payout phase:
      Tax qualified ...........................                                          11,663
      Non-tax qualified .......................                                         204,063
                                                                                        -------
                                                                                   $ 15,626,086
                                                                                   ============



* The annual return does not include contract charges satisfied by surrendering units.


See accompanying notes to financial statements.

                         NATIONWIDE VARIABLE ACCOUNT-4
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     Years Ended December 31, 1998 and 1997

                                                              Total                               GSSFIHiGr              GSSFTotRt
                                                           1998             1997             1998           1997            1998
Investment activity:
Reinvested dividends                                   $  522,753         125,893           2,008           7,482           6,084
Mortality, expense and administration
  charges (note 2)                                       (230,174)       (291,229)           (616)         (1,508)         (3,321)
                                                       ----------     -----------         -------         -------         -------


  Net investment activity                                 292,579        (165,336)          1,392           5,974           2,763
                                                         --------        --------            ----          ------          ------

Proceeds from mutual fund shares sold                   7,199,070      12,254,155          88,531          12,846          36,905
Cost of mutual fund shares sold                        (6,677,696)    (11,125,582)        (84,883)        (12,081)        (32,408)
                                                       ----------     -----------         -------         -------         -------

  Realized gain (loss) on investments                     521,374       1,128,573           3,648             765           4,497
Change in unrealized gain (loss) on investments        (3,366,100)      2,275,304          (2,274)          1,800          (6,123)
                                                       ----------     -----------         -------         -------         -------
  Net gain (loss) on investments                       (2,844,726)      3,403,877           1,374           2,565          (1,626)
                                                       ----------     -----------         -------         -------         -------
Reinvested capital gains                                4,181,528       1,353,149              -               -            7,312
                                                       ----------     -----------         -------         -------         -------
    Net increase (decrease) in contract owners'
      equity resulting from operations                  1,629,381       4,591,690           2,766           8,539           8,449
                                                       ----------     -----------         -------         -------         -------
Equity transactions:
Purchase payments received from
  contract owners                                         282,588         157,438              -               -           16,490
Transfers between funds                                        -               -               -           54,982           4,320
Redemptions                                            (6,225,562)    (10,502,959)        (87,790)        (11,461)        (33,691)
Annuity benefits                                          (23,894)         (4,494)             -               -               -
Annual contract maintenance charge (note 2)               (10,342)        (15,335)            (35)            (35)           (124)
Contingent deferred sales charges (note 2)                 (4,773)        (16,613)            (61)             -              (15)
Adjustments to maintain reserves                           (6,113)         (2,225)             (2)             (5)            (26)
                                                       ----------     -----------         -------         -------         -------
    Net equity transactions                            (5,988,096)    (10,384,188)        (87,888)         43,481         (13,046)
                                                       ----------     -----------         -------         -------         -------

Net change in contract owners' equity                  (4,358,715)     (5,792,498)        (85,122)         52,020          (4,597)
Contract owners' equity beginning of period            19,984,801      25,777,299         117,924          65,904         256,325
                                                       ----------     -----------         -------         -------         -------
Contract owners' equity end of period                 $15,626,086      19,984,801          32,802         117,924         251,728
                                                      ===========      ==========          ======         =======         =======

                                                  GSSFTotRt             SBVAFIncGro


                                                    1997           1998             1997


Investment activity:

Reinvested dividends                                2,930         396,148          90,215
Mortality, expense and administration              (2,980)       (194,599)       (238,510)
  charges (note 2)                               --------      ----------      ----------



  Net investment activity                             (50)        201,549        (148,295)
                                                   ------        --------        --------

Proceeds from mutual fund shares sold             139,960       4,605,228       9,332,290
Cost of mutual fund shares sold                  (121,689)     (4,221,818)     (8,179,692)
                                                 --------      ----------      ----------

  Realized gain (loss) on investments               18,271         383,410       1,152,598
Change in unrealized gain (loss) on investments      2,333      (3,069,801)      2,099,110
                                                  --------      ----------      ----------
  Net gain (loss) on investments                    20,604      (2,686,391)      3,251,708
                                                  --------      ----------      ----------
Reinvested capital gains                             7,395       4,050,640       1,210,924
                                                  --------      ----------      ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations              27,949       1,565,798       4,314,337
                                                  --------      ----------      ----------
Equity transactions:
Purchase payments received from
  contract owners                                      372         258,292         146,856
Transfers between funds                            249,245          (4,561)       (730,984)
Redemptions                                       (137,298)     (4,268,099)     (8,307,718)
Annuity benefits                                        -          (22,349)         (3,317)
Annual contract maintenance charge (note 2)           (187)         (8,909)        (12,823)
Contingent deferred sales charges (note 2)              -           (3,363)        (12,906)
Adjustments to maintain reserves                        -           (6,136)         (1,873)
                                                  --------      ----------      ----------
    Net equity transactions                        112,132      (4,055,125)     (8,922,765)
                                                  --------      ----------      ----------

Net change in contract owners' equity              140,081      (2,489,327)     (4,608,428)
Contract owners' equity beginning of period        116,244      16,234,330      20,842,758
                                                  --------      ----------      ----------
Contract owners' equity end of period              256,325      13,745,003      16,234,330
                                                   =======      ==========      ==========

                         NATIONWIDE VARIABLE ACCOUNT-4
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     Years Ended December 31, 1998 and 1997

                                                                 SBVAFResAcct                   SBVAFUSGovHQ             TSFSBIntEq
                                                           1998             1997           1998            1997            1998

Investment activity:
Reinvested dividends ..............................   $    2,677           2,177          90,126           4,758              -
Mortality, expense and administration
  charges (note 2) ................................       (1,049)         (2,486)        (15,411)        (27,329)         (3,656)
                                                         -------        --------        --------      ----------        --------
  Net investment activity .........................        1,628            (309)         74,715         (22,571)         (3,656)
                                                         -------        --------        --------      ----------        --------

Proceeds from mutual fund shares sold .............       41,763         342,651         878,250       1,646,130         225,762
Cost of mutual fund shares sold ...................      (65,936)       (397,255)       (947,448)     (1,689,155)       (183,352)
                                                         -------        --------        --------      ----------        --------
  Realized gain (loss) on investments .............      (24,173)        (54,604)        (69,198)        (43,025)         42,410
Change in unrealized gain (loss) on investments ...       20,737          27,784        (122,990)         43,044         (23,713)
                                                          ------          ------        --------          ------         -------
  Net gain (loss) on investments ..................       (3,436)        (26,820)       (192,188)             19          18,697
                                                         -------        --------        --------      ----------        --------
Reinvested capital gains ..........................            -           27,776         104,744         107,054              -
                                                          -------        --------        --------      ----------        --------
    Net increase (decrease) in contract owners'
      equity resulting from operations                     (1,808)            647         (12,729)         84,502          15,041
                                                          -------        --------        --------      ----------        --------
Equity transactions:
Purchase payments received from
  contract owners .................................         2,000           1,998             495           7,840             495
Transfers between funds ...........................       (18,538)       (191,077)        (75,949)        (52,169)         42,867
Redemptions .......................................       (22,036)       (148,244)       (552,423)     (1,294,255)       (180,804)
Annuity benefits ..................................            -               -           (1,545)         (1,177)             -
Annual contract maintenance charge (note 2) .......          (124)           (318)           (697)         (1,390)            (91)
Contingent deferred sales charges (note 2) ........            -             (593)           (866)         (2,767)           (118)
Adjustments to maintain reserves ..................            (5)             (8)              3            (339)              1
                                                          -------        --------        --------      ----------        --------
    Net equity transactions .......................       (38,703)       (338,242)       (630,982)     (1,344,257)       (137,650)
                                                          -------        --------        --------      ----------        --------

Net change in contract owners' equity .............       (40,511)       (337,595)       (643,711)     (1,259,755)       (122,609)
Contract owners' equity beginning of period .......        96,946         434,541       1,616,803       2,876,558         344,152
                                                          -------        --------        --------      ----------        --------
Contract owners' equity end of period .............   $    56,435          96,946         973,092       1,616,803         221,543
                                                           ======          ======         =======       =========         =======


                                                         TSFSBIntEq             TSFSBLgCapVal
                                                            1997           1998            1997
Investment activity:
Reinvested dividends ..............................           -            7,532              -
Mortality, expense and administration
  charges (note 2) ................................       (5,293)         (6,774)         (8,292)
                                                        --------        --------         -------
  Net investment activity .........................       (5,293)            758          (8,292)
                                                        --------        --------         -------

Proceeds from mutual fund shares sold .............      284,274         630,495          17,673
Cost of mutual fund shares sold ...................     (234,132)       (449,715)        (13,247)
                                                        --------        --------         -------
  Realized gain (loss) on investments .............       50,142         180,780           4,426
Change in unrealized gain (loss) on investments ...      (38,461)       (161,936)        139,694
                                                         -------        --------         -------
  Net gain (loss) on investments ..................       11,681          18,844         144,120
                                                        --------        --------         -------
Reinvested capital gains ..........................            -           18,832              -
                                                         --------        --------         -------
    Net increase (decrease) in contract owners'
      equity resulting from operations                      6,388          38,434         135,828
                                                         --------        --------         -------
Equity transactions:
Purchase payments received from
  contract owners .................................           372           4,816              -
Transfers between funds ...........................        82,857         109,815          63,653
Redemptions .......................................      (279,477)       (623,289)         (9,357
Annuity benefits ..................................            -               -               -
Annual contract maintenance charge (note 2) .......          (183)           (148)            (89
Contingent deferred sales charges (note 2) ........          (122)           (350)             -
Adjustments to maintain reserves ..................            (8)             37              11
                                                         --------        --------         -------
    Net equity transactions .......................      (196,561)       (509,119)         54,218
                                                         --------        --------         -------

Net change in contract owners' equity .............      (190,173)       (470,685)        190,046
Contract owners' equity beginning of period .......       534,325         701,884         511,838
                                                         --------        --------         -------
Contract owners' equity end of period .............       344,152         231,199         701,884
                                                          =======         =======         =======

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-4
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     Years Ended December 31, 1998 and 1997

                                                          TSFSBMMkt
                                                     1998            1997
Investment activity:
Reinvested dividends                             $  18,178          18,331
Mortality, expense and administration
  charges (note 2)                                  (4,748)         (4,831)
                                                  --------        --------
  Net investment activity                           13,430          13,500
                                                  --------        --------

Proceeds from mutual fund shares sold             692,136         478,331
Cost of mutual fund shares sold                  (692,136)       (478,331)
                                                  --------        --------
  Realized gain (loss) on investments                    -               -
Change in unrealized gain (loss) on investments          -               -
                                                  --------        --------
  Net gain (loss) on investments                         -               -
                                                  --------        --------
Reinvested capital gains                                 -               -
                                                  --------        --------
    Net increase (decrease) in contract owners'
      equity resulting from operations              13,430          13,500

Equity transactions:                              --------        --------
Purchase payments received from
  contract owners                                       -               -
Transfers between funds                            (57,954)        523,493
Redemptions                                       (457,430)       (315,149)
Annuity benefits                                        -               -
Annual contract maintenance charge (note 2)           (214)           (310)
Contingent deferred sales charges (note 2)              -             (225)
Adjustments to maintain reserves                        15              (3)
                                                  --------        --------
    Net equity transactions                       (515,583)        207,806
                                                  --------        --------
Net change in contract owners' equity             (502,153)        221,306
Contract owners' equity beginning of period        616,437         395,131
                                                  --------        --------
Contract owners' equity end of period             $114,284         616,437
                                                  ========        ========


See accompanying notes to financial statements.

                          NATIONWIDE VARIABLE ACCOUNT-4

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1997 AND 1998



(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  (a) Organization and Nature of Operations

      Nationwide Variable Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

      The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community. Presently, the contracts are not actively marketed.

  (b) The Contracts

      Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

      Contract owners in either the accumulation or the payout phase may invest in the following:

     Portfolios of the Greenwich Street Series Fund (Greenwich SSF) (formerly Smith Barney Series Fund (Smith Barney SF));
       Greenwich SSF - Intermediate High Grade Portfolio (GSSFIHiGr)
         (formerly Smith Barney SF - Intermediate High Grade Portfolio) Greenwich SSF - Total Return Portfolio (GSSFTotRt)
         (formerly Smith Barney SF - Total Return Portfolio)

     Portfolios of the Smith Barney Variable Account Funds (Smith
       Barney VAF);
       Smith Barney VAF - The Income and Growth Portfolio
       (SBVAFIncGro)
       Smith Barney VAF - The Reserve Account Portfolio
       (SBVAFResAcct)
       Smith Barney VAF - The U.S. Government/High
       Quality Securities Portfolio (SBVAFUSGovHQ)

     Portfolios of the Travelers Series Fund Inc.
     (formerly Smith Barney/Travelers Series Fund Inc. (Smith Barney TSF));
       Travelers Series Fund Inc. - Smith Barney International Equity Portfolio
          (TSFSBIntEq)
         (formerly Smith Barney TSF - Smith Barney International Equity
         Portfolio)
       Travelers Series Fund Inc. - Smith Barney Large Cap Value Portfolio
          (TSFSBLgCapVal)
         (formerly Smith Barney TSF - Smith Barney Income and Growth Portfolio) Travelers Series Fund Inc. - Smith Barney Money Market Portfolio
          (TSFSBMMkt)
         (formerly Smith Barney TSF - Smith Barney Money Market Portfolio)

      At December 31, 1998, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

      A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1998. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; and (b) a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.

                          Independent Auditors' Report



The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-4:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-4 as of December 31, 1998, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Variable Account-4 as of December 31, 1998, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 5, 1999

                                                          Bulk Rate
                                                        U.S. Postage
                                                            PAID
                                                       Columbus, Ohio
                                                       Permit No. 521

Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company